Convertible Bond and Derivative Financial Liability	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Convertible Bond and Derivative Financial Liability
24.	CONVERTIBLE BOND AND DERIVATIVE FINANCIAL LIABILITY
On December 19, 2019, the Company issued 2% convertible bond with a principal amount of US$15,000,000

(equivalent to HK$117,418,500) with interest payable on maturity or redemption.
There was no movement in the number of these convertible bond
s
during the year. The bond is convertible at the option of the bondholders into
 Class A
ordinary shares at any time after six months following the date of issuance of the bond and prior to the close of business on the second business day immediately preceding the maturity date of June, 30, 2023. The conversion rate is 99.44 American Depositary Shares (“ADSs”) per US$1,000 principal. The conversion rate is subject to adjustment upon the occurrence of certain events that have an impact on the number of outstanding shares of the company. The bondholders can convert all or any portion of the bond that equals to or greater than US$10,000,000. However, the bondholders can only exercise such right to convert for no more than twice. Any convertible notes not converted, as well as the accrued interest, will be repaid on June 30, 2023.
On initial recognition, the derivative component of the convertible bond is measured at fair value and presented as a derivative financial liability. Any excess of proceeds over the amount initially recognised as the derivative component is recognised as the non-derivative
liability component.
The movement of convertible bond during the years ended December 31, 2019 and 2020 are as follows:

	Liability component	Derivative financial liability
	HK$	HK$
At January 1, 2019	—	—
Convertible bond issued during the year	95,995,690	20,813,810

At December 31, 2019	95,995,690	20,813,810

Interest for the year	7,717,348	—

Fair value gain recognised in profit or loss	—	(7,765,148)
Exchange alignment	(434,609)	(94,349)

At December 31, 2020	103,278,429	12,954,313